Property and Equipment - Rollforward (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	€ 6,193
Property and equipment, end of period	5,924	€ 6,193
Property and equipment owned (IAS 16)
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	2,299
Property and equipment, end of period	2,250	2,299
Property and equipment owned (IAS 16) | Owner occupied properties
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	161
Property and equipment, end of period	173	161
Property and equipment owned (IAS 16) | Furniture and equipment
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	417
Property and equipment, end of period	428	417
Property and equipment owned (IAS 16) | Leasehold improvements
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	1,361
Property and equipment, end of period	1,435	1,361
Property and equipment owned (IAS 16) | Construction-in-progress
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	360
Property and equipment, end of period	214	360
Right-of-use for leased assets (IFRS 16)
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	3,894
Property and equipment, end of period	3,673	3,894
Cost of acquisition
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	13,484	12,881
Changes in the group of consolidated companies	0	(1)
Additions	545	673
Transfers	355	360
Reclassifications (to)/from “held for sale”	5	0
Disposals	392	638
Exchange rate changes	(477)	208
Property and equipment, end of period	13,510	13,484
Cost of acquisition | Property and equipment owned (IAS 16)
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	6,636	6,374
Changes in the group of consolidated companies	0	(1)
Additions	443	528
Transfers	(1)	122
Reclassifications (to)/from “held for sale”	5	0
Disposals	260	482
Exchange rate changes	(223)	93
Property and equipment, end of period	6,590	6,636
Cost of acquisition | Property and equipment owned (IAS 16) | Owner occupied properties
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	547	441
Changes in the group of consolidated companies	0	0
Additions	1	1
Transfers	20	106
Reclassifications (to)/from “held for sale”	0	0
Disposals	3	0
Exchange rate changes	0	(1)
Property and equipment, end of period	564	547
Cost of acquisition | Property and equipment owned (IAS 16) | Furniture and equipment
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	2,431	2,393
Changes in the group of consolidated companies	0	(1)
Additions	95	128
Transfers	52	77
Reclassifications (to)/from “held for sale”	0	0
Disposals	109	199
Exchange rate changes	(88)	33
Property and equipment, end of period	2,381	2,431
Cost of acquisition | Property and equipment owned (IAS 16) | Leasehold improvements
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	3,298	3,078
Changes in the group of consolidated companies	0	0
Additions	49	107
Transfers	367	334
Reclassifications (to)/from “held for sale”	5	0
Disposals	148	281
Exchange rate changes	(132)	59
Property and equipment, end of period	3,429	3,298
Cost of acquisition | Property and equipment owned (IAS 16) | Construction-in-progress
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	360	461
Changes in the group of consolidated companies	0	0
Additions	297	293
Transfers	(439)	(394)
Reclassifications (to)/from “held for sale”	0	0
Disposals	0	1
Exchange rate changes	(3)	1
Property and equipment, end of period	215	360
Cost of acquisition | Right-of-use for leased assets (IFRS 16)
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	6,848	6,507
Changes in the group of consolidated companies	0	0
Additions	102	145
Transfers	355	237
Reclassifications (to)/from “held for sale”	0	0
Disposals	132	156
Exchange rate changes	(254)	115
Property and equipment, end of period	6,920	6,848
Accumulated depreciation and impairment
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	7,291	6,696
Changes in the group of consolidated companies	0	1
Depreciation	908	945
Impairment losses	9	67
Reversals of impairment losses	6	2
Transfers	0	(126)
Reclassifications (to)/from “held for sale”	(3)	0
Disposals	(375)	(628)
Exchange rate changes	237	(87)
Property and equipment, end of period	7,586	7,291
Accumulated depreciation and impairment | Property and equipment owned (IAS 16)
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	4,337	4,198
Changes in the group of consolidated companies	0	1
Depreciation	397	397
Impairment losses	2	34
Reversals of impairment losses	0	0
Transfers	0	(126)
Reclassifications (to)/from “held for sale”	(3)	0
Disposals	(244)	(475)
Exchange rate changes	149	(57)
Property and equipment, end of period	4,340	4,337
Accumulated depreciation and impairment | Property and equipment owned (IAS 16) | Owner occupied properties
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	386	264
Changes in the group of consolidated companies	0	0
Depreciation	8	5
Impairment losses	0	14
Reversals of impairment losses	0	0
Transfers	0	(104)
Reclassifications (to)/from “held for sale”	0	0
Disposals	(3)	0
Exchange rate changes	0	0
Property and equipment, end of period	391	386
Accumulated depreciation and impairment | Property and equipment owned (IAS 16) | Furniture and equipment
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	2,014	2,033
Changes in the group of consolidated companies	0	1
Depreciation	123	126
Impairment losses	0	1
Reversals of impairment losses	0	0
Transfers	0	(20)
Reclassifications (to)/from “held for sale”	0	0
Disposals	(108)	(196)
Exchange rate changes	75	(29)
Property and equipment, end of period	1,954	2,014
Accumulated depreciation and impairment | Property and equipment owned (IAS 16) | Leasehold improvements
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	1,936	1,900
Changes in the group of consolidated companies	0	0
Depreciation	265	266
Impairment losses	2	19
Reversals of impairment losses	0	0
Transfers	0	(1)
Reclassifications (to)/from “held for sale”	(3)	0
Disposals	(132)	(278)
Exchange rate changes	73	(29)
Property and equipment, end of period	1,994	1,936
Accumulated depreciation and impairment | Property and equipment owned (IAS 16) | Construction-in-progress
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	1	1
Changes in the group of consolidated companies	0	0
Depreciation	0	0
Impairment losses	0	0
Reversals of impairment losses	0	0
Transfers	0	(1)
Reclassifications (to)/from “held for sale”	0	0
Disposals	0	(1)
Exchange rate changes	0	0
Property and equipment, end of period	1	1
Accumulated depreciation and impairment | Right-of-use for leased assets (IFRS 16)
Changes in property, plant and equipment, including right-of-use assets [abstract]
Property and equipment, beginning of period	2,954	2,498
Changes in the group of consolidated companies	0	0
Depreciation	511	548
Impairment losses	7	34
Reversals of impairment losses	6	2
Transfers	0	0
Reclassifications (to)/from “held for sale”	0	0
Disposals	(131)	(153)
Exchange rate changes	88	(30)
Property and equipment, end of period	€ 3,246	€ 2,954